Prepayments, Other Receivables and Other Assets as Restated	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Prepayments, Other Receivables and Other Assets as Restated

17. PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (AS RESTATED)

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Interest receivable	230	80
Other receivables	837	264
Income tax refund	4,712	4,712
VAT recoverable	2,264	1,941
Prepayments	5,715	3,455
	13,758	10,452

As at December 31, 2021 and 2020, amounts due from the Group’s related parties that are repayable on demand, which were included in the Group’s other receivables, were US$262,000 and US$20,000, respectively (note 32). As at December 31, 2021 and 2020, amounts prepaid to the Group’s related parties were US$1,199,000 and nil, respectively (note 32).

None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default. The majority of the above balances were settled within 12 months and had no history of default. The Group estimated that the expected credit loss for the above receivables as at December 31, 2021 and 2020 is insignificant.